Capital Leases Payable (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Leases Payable [Abstract]
2015	$ 15,000	$ 24,000
2016	28,000	24,000
2017	10,000	6,000
2018	5,000	5,000
Net minimum lease payments	58,000	59,000
Less: Amount representing interest	(500)	(9,000)
Less: Taxes	(1,000)	(1,000)
Present value of net minimum lease payments	52,000	49,000
Less: Current maturities of capital lease obligations	(25,000)	(19,000)	$ (8,000)
Long-term capital lease obligations	$ 27,000	$ 30,000	$ 29,000